DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2017 shares
Class of Shares
Entity Registrant Name	CHINA PETROLEUM & CHEMICAL CORP
Entity Central Index Key	0001123658
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
H shares
Class of Shares
Entity Common Stock, Shares Outstanding	25,513,438,600
A shares
Class of Shares
Entity Common Stock, Shares Outstanding	95,557,771,046